Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$331,263.58

Principal:
Principal Collections	$5,620,135.86
Prepayments in Full	$1,947,985.97
Liquidation Proceeds	$40,286.26
Recoveries	$52,551.34
Sub Total	$7,660,959.43
Collections	$7,992,223.01

Purchase Amounts:
Purchase Amounts Related to Principal	$250,043.40
Purchase Amounts Related to Interest	$1,395.68
Sub Total	$251,439.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,243,662.09

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$8,243,662.09
Servicing Fee	$73,235.27	$73,235.27	$0.00	$0.00	$8,170,426.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,170,426.82
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,170,426.82
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,170,426.82
Interest - Class A-4 Notes	$9,775.73	$9,775.73	$0.00	$0.00	$8,160,651.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,160,651.09
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$8,082,395.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,082,395.67
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$8,024,972.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,024,972.34
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$7,952,747.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,952,747.34
Regular Principal Payment	$7,056,150.87	$7,056,150.87	$0.00	$0.00	$896,596.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$896,596.47
Residuel Released to Depositor	$0.00	$896,596.47	$0.00	$0.00	$0.00
Total		$8,243,662.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,056,150.87
Total					$7,056,150.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$5,456,220.95	$37.73	$9,775.73	$0.07	$5,465,996.68	$37.80
Class B Notes	$1,599,929.92	$49.92	$78,255.42	$2.44	$1,678,185.34	$52.36
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$7,056,150.87	$6.47	$217,679.48	$0.20	$7,273,830.35	$6.67

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$5,456,220.95	0.0377332	$0.00	0.0000000
Class B Notes	$32,050,000.00	1.0000000	$30,450,070.08	0.9500802
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$80,306,220.95	0.0736585	$73,250,070.08	0.0671865

Pool Information
Weighted Average APR	4.571%	4.586%
Weighted Average Remaining Term	18.10	17.35
Number of Receivables Outstanding	12,789	12,335
Pool Balance	$87,882,327.29	$80,004,823.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$80,306,220.95	$73,250,070.08
Pool Factor	0.0732353	0.0666707

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$6,754,753.89
Targeted Overcollateralization Amount	$6,754,753.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,754,753.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	49

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		31	$19,051.83
(Recoveries)		201	$52,551.34
Net Losses for Current Collection Period			$(33,499.51)
Cumulative Net Losses Last Collection Period			$8,803,993.41
Cumulative Net Losses for all Collection Periods			$8,770,493.90

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.46)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.42%	321	$2,735,548.12
61-90 Days Delinquent	0.30%	30	$243,834.08
91-120 Days Delinquent	0.11%	8	$91,348.31
Over 120 Days Delinquent	1.07%	73	$859,906.39
Total Delinquent Receivables	4.91%	432	$3,930,636.90

Repossession Inventory:
Repossessed in the Current Collection Period		9	$116,044.97
Total Repossessed Inventory		12	$140,735.46

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8028%
Preceding Collection Period			0.7698%
Current Collection Period			(0.4789)%
Three Month Average			0.3646%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8643%
Preceding Collection Period			0.7506%
Current Collection Period			0.8999%
Three Month Average			0.8383%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer